Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

As of December 31, 2025 and 2024, accounts receivable consisted of the following balances:

	As of December 31,
	2025	2024
Accounts receivable	$42,945	$—
Less: allowance for expected credit losses	—	—
Accounts receivable, net	$42,945	$—

The movement of allowance for expected credit losses is as follow:

	As of December 31,
	2025	2024
Balance at January 1	$—	$5,428
Recovery of expected credit losses	—	(5,433)
Exchange rate differences	—	5
Balance at December 31	$—	$—